Income Tax - Schedule of Major Components of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	€ 7	€ 6	€ 6	€ 3
Intangible Assets
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	(42)	(1)
Share-based Compensation
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	14	6
Tax Losses Carried Forward
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	78	147
Property and Equipment
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	79	5
Unrealized Gains
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	(126)	(154)
Other
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets and liabilities	€ 4	€ 3